UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934


Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

??
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period



January 1, 2020 to December 31, 2021



Date of Report (Date of earliest event reported)  January 28, 2021



Central Index Key Number of securitizer:   0001710182




Melody Zaghi, VP, (310) 234-2111
Name and telephone number, including area code, of the person to contact in connection with this filing.


Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-
1(c)(2)(ii)   X



REPRESENTATION AND WARRANTY INFORMATION


Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and
Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Latitude Management Real Estate Capital IV, Inc. has indicated by check mark that there is no activity to report for the year ending December 31, 2020.












SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


Latitude Management Real Estate
Capital IV, Inc.
 (Securitizer)





Date
 January 28,2021







Wallace O. Sellers, Jr.

(Signature)*
Executive Vice President